Commitments and Contingency (Details) - Schedule of Balance Sheets - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Total current assets	$ 10,571,775	$ 11,276,852
Total non-current assets	9,641,441	9,102,933
Total Assets	20,213,216	20,379,785
Total Liabilities	$ 7,073,660	$ 5,329,843